SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue	$ 4,091,000
Cost of sales	1,358,000
Mineral properties and related construction	213,749,000	$ 71,272,000
Loss for the year	(26,278,000)	(27,694,000)
Cash used in operating activities	(24,742,000)	(18,126,000)
Cash used in investing activities	(113,266,000)	$ (36,895,000)
Increase decrease due to early adoption of amendment
Revenue	0
Cost of sales	0
Mineral properties and related construction	2,733,000
Loss for the year	2,773,000
Cash used in operating activities	2,733,000
Cash used in investing activities	$ 2,733,000